Revenue (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Revenue (Tables)
Schedule Of Revenue
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Three Months Ended March 31, 2022:

Revenues	$2,434,600	$430,300	$2,864,900

Foreign Sales	783,600	269,700	1,053,300
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Three Months Ended March 31, 2021:

Revenues	$2,365,700	$142,900	$2,508,600

Foreign Sales	942,200	102,600	1,044,800
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Nine Months Ended March 31, 2022:

Revenues	$7,465,700	$1,157,800	$8,623,500

Foreign Sales	2,814,700	791,200	3,605,900
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Nine Months Ended March 31, 2021:

Revenues	$6,803,300	$441,800	$7,245,100

Foreign Sales	2,724,800	395,000	3,119,800

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
June 30, 2021:

Revenues	$9,043,600	731,600	$9,775,200

Foreign Sales	3,483,700	684,600	4,168,300
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
June 30, 2020:

Revenues	$6,783,600	$1,000,800	$7,784,400

Foreign Sales	2,589,800	1,000,400	3,590,200